Accounting policies - Restatement - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Increase in cash and short term deposits and bank overdrafts, bonds and bank loans		£ 8,336.7	£ 8,422.6		£ 9,459.6
Revaluation and retranslation of financial instruments	[1]	163.8	(76.3)	[2]	391.0	[2]
Stockholders equity period increase decrease		506.9
Increase decrease in fair value of liabilities of put option agreements with vendors current		0.0	0.0		0.0
Increase decrease in other reserves liability		0.0	0.0		0.0
Increase decrease in payments due to vendors (earnout agreements)		0.0	0.0		0.0
Increase decrease in goodwill		0.0	0.0		0.0
Increase decrease in goodwill impairment charges		0.0	0.0		0.0
Exchange adjustments on foreign currency net investments [member]
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Increase decrease in exchange adjustments on foreign currency net investment due to changes in other reserves		0.0	0.0		0.0
Increase decrease in exchange adjustments on foreign currency net investment due to changes in goodwill		0.0	0.0		0.0
Revaluation and retranslation of financial instruments [member]
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Increase decrease in fair value of liabilities of put option agreements with vendors current		0.0	0.0		0.0
Increase decrease in payments due to vendors (earnout agreements)		0.0	0.0		0.0
Reclassification of exchange adjustments on foreign currency net investments [member]
Disclosure of IAS 32 and IAS 39 Restatements [line items]
Revaluation and retranslation of financial instruments		£ 245.7	£ 205.1		£ 194.6

[1]	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.